INTANGIBLE ASSETS, NET - Narrative (Details) $ in Thousands			12 Months Ended
	Nov. 10, 2022 vessel	Jun. 30, 2022 subsidiary	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net book value			$ 8,098	$ 10,263
Unfavorable contract liabilities, current			15,767	16,998
Unfavorable contract liabilities, noncurrent			71,681	87,449
Amortization income			16,000	17,600	$ 22,300
Amortization income of unfavorable contract liabilities			17,000	20,600	33,900
Accumulated amortization			21,706	18,785
Intangible assets, net			629	825
Intangible assets, impairment loss, cumulative amount			0	0
Carbon Credit
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net			600	0
MSA Agreement
Finite-Lived Intangible Assets [Line Items]
Number of vessels acquired | vessel	4
ManCo SPA
Finite-Lived Intangible Assets [Line Items]
Number of subsidiaries acquired | subsidiary		4
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Net book value			3,261	4,300
Accumulated amortization			15,639
Intangible assets, net			0
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Net book value			3,261
Accumulated amortization			1,000	3,000	11,600
Customer Relationships and Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 1,700	$ 2,600	$ 1,600